Segment information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment information	Segment information
We use the management approach to identify our operating segments. We identified the Board of Directors as the Group’s Chief Operating Decision Maker ("CODM") which regularly reviews internal reports when making decisions about allocation of resources to segments and in assessing their performance.
We have the following three reportable segments:
1.Harsh environment: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for harsh environment semi-submersible and jackup rigs.
2.Floaters: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment semi-submersible rigs and drillships.
3.Jackups: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment jackup rigs.
Segment results are evaluated on the basis of operating income and the information presented below is based on information used for internal management reporting. The remaining incidental revenues and expenses not included in the reportable segments are included in the "other" reportable segment.
The below section splits out total operating revenue, depreciation, amortization of intangibles, impairment of drilling units and intangible assets, operating net loss, drilling units and capital expenditures by segment:
Total operating revenue
Operating revenues consist of contract revenues, reimbursable revenues, management contract revenues and other revenues. The segmental analysis of operating revenues is shown in the table below.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Harsh environment	331	78	495	526
Floaters	463	85	363	358
Jackup rigs	47	6	38	59
Other	2	—	11	18
Total	843	169	907	961
Depreciation and amortization
We record depreciation expense to reduce the carrying value of drilling unit and equipment balances to their residual value over their expected remaining useful economic lives and amortization of favorable and unfavorable contracts over the remaining lives of the contracts. The segmental analysis of depreciation is shown in the table below.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Harsh environment	46	7	73	94
Floaters	75	6	37	176
Jackups	14	4	16	20
Other	—	—	1	29
Total	135	17	127	319
Impairment of drilling units and intangible assets
We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The segmental analysis of impairment is shown in the table below.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Harsh environment	—	—	152	419
Floaters	—	—	—	3,555
Jackups	—	—	—	86
Other	—	—	—	48
Total	—	—	152	4,108
Operating income/(loss)
The segmental analysis of operating (losses)/income is shown in the table below.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Harsh environment	16	16	(138)	(396)
Floaters	20	9	(21)	(3,781)
Jackups	9	9	17	(86)
Other	(10)	3	(14)	(218)
Operating income/(loss)	35	37	(156)	(4,481)
Unallocated items:
Total financial items and other	(98)	3,704	(416)	50
(Loss)/income from continuing operations before income taxes	(63)	3,741	(572)	(4,431)
Drilling assets - Total assets
The segmental analysis of drilling assets and total assets is shown in the table below.

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Harsh environment rigs	312	709
Floaters	1,198	524
Jackup rigs	158	198
Total drilling units	1,668	1,431

Unallocated items:
Investments in associated companies	84	27
Assets held for sale	—	1,492
Cash and restricted cash	598	516
Other assets	451	431
Total assets	2,801	3,897
Drilling units - Capital expenditures
The segmental analysis of capital expenditures, including long term maintenance projects, is shown in the table below.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Harsh environment	14	2	30	26
Floaters	200	18	35	110
Jackups	—	—	19	1
Total	214	20	84	137

Geographic segment data
Revenues
Revenues are attributed to geographical segments based on the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Norway	231	78	486	480
Angola	220	43	125	89
United States	146	20	105	107
Canada	98	—	—	—
Brazil	95	19	121	51
Others (1)	53	9	70	234
Total revenue	843	169	907	961
(1)Other countries represent countries each with less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (1)
Drilling unit fixed assets by geographic area based on location as at end of the year are as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Brazil	714	169
Norway	312	710
United States	275	92
Qatar	144	156
Others	223	304
Total	1,668	1,431
(1)Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
(2)Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.
Major customers
In the years ended December 31, 2022 (Successor), 2021 and 2020 (Predecessor), we had the following customers with total revenues greater than 10% in any of the periods presented:

		Successor	Predecessor
	Segment	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Sonadrill	Floater	21%	9%	—%	—%
Equinor	Harsh Environment	14%	10%	15%	13%
ConocoPhillips	Harsh Environment	13%	13%	18%	18%
Var Energi	Harsh Environment	14%	11%	—%	—%
Lundin	Floater	1%	12%	13%	2%
Northern Ocean	Harsh Environment	—%	—%	4%	13%
Others		37%	45%	50%	54%
		100%	100%	100%	100%